Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net Earnings Per Common Share	Net Earnings Per Common Share

		2025	2024	2023 (1)
Weighted average common shares outstanding – basic (thousands of shares)		2,091,134	2,125,804	2,182,623
Effect of dilutive stock options (thousands of shares)		6,772	14,625	21,625
Weighted average common shares outstanding – diluted (thousands of shares)		2,097,906	2,140,429	2,204,248
Net earnings		$10,820	$6,106	$8,233
Net earnings per common share	– basic	$5.17	$2.87	$3.77
	– diluted	$5.16	$2.85	$3.74
(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).
In 2025, the Company excluded 29,366,000 potentially anti-dilutive stock options from the calculation of diluted earnings per common share (2024 – 12,144,000; 2023 – 6,461,000).